Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Advances from affiliates	$ 8,229	$ 7,300
Due to Affiliate, Current	14,731	12,140
Affiliated Entity
Related Party Transaction [Line Items]
Advances from affiliates	8,200	7,300
Due to Affiliate, Current	14,700	12,100
Affiliated Entity | Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	$ 15,300	$ 13,200	$ 8,500